Consolidated cash flow statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net profit (loss) for the year	€ 13,406	€ 6,695	€ (2,153)
Non-cash and operational adjustments
Depreciation of property, plant & equipment	15,372	15,065	14,940
Amortization and impairment of intangible assets	6,435	6,504	7,628
Impairment of goodwill and intangible assets from business combinations		4,228
Share-based payment expense	285	39	(140)
Loss (gain) on disposal of property, plant & equipment	(312)	(415)	347
Gain on bargain purchase	(23)
Government grants	(57)
Movement in provisions	539	(181)	1,781
Movement in reserve for bad debt and slow moving inventory.	236	499	(23)
Financial income	(7,575)	(5,033)	(6,114)
Financial expense	3,012	3,886	4,420
Impact of foreign currencies	29	(94)	(39)
Income taxes and deferred taxes	714	73	975
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other current assets	(1,037)	(3,335)	(6,330)
Decrease (increase) in inventories and contracts in progress	(372)	(806)	(5,011)
Increase in trade payables and other payables	(9)	(8,435)	12,365
Income tax paid	(3,152)	(2,737)	(1,425)
Interest received	3,965	4,206	1,067
Net cash flow from operating activities	31,456	20,157	22,288
Investing activities
Purchase of property, plant & equipment	(24,649)	(9,235)	(21,608)
Purchase of intangible assets	(1,728)	(2,525)	(3,165)
Proceeds from the sale of property, plant, equipment and intangibles (net)	458	723	205
Acquisition of subsidiary (net of cash)	(2,670)		(29,293)
Net cash flow used in investing activities	(28,588)	(11,037)	(53,861)
Financing activities
Repayment of loans & borrowings	(23,267)	(16,723)	(17,708)
Repayment of leases	(3,122)	(3,549)	(3,379)
Capital increase in parent company			23
Interest paid	(1,337)	(1,750)	(1,990)
Other financial income (expense), net	81	(346)	544
Net cash flow from financing activities	(27,644)	(22,368)	(22,510)
Net increase/(decrease) of cash and cash equivalents	(24,776)	(13,248)	(54,082)
Cash and cash equivalents at beginning of the year	127,573	140,867	196,028
Exchange rate differences on cash and cash equivalents	(492)	(46)	(1,078)
Cash and cash equivalents at end of the year	€ 102,304	€ 127,573	€ 140,867